Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment of non-current assets.
Schedule of breakdown of the CGU's carrying amount tested for impairment

		Fair value of
		identifiable	Other net assets	Total carrying
	Goodwill	assets (iv)	carrying amount	amount
Cerro Lindo (i)	—	386,255	185,697	571,952
Cerro Pasco (i)	—	318,218	204,045	522,263
Mining Peru (ii)	578,280	704,473	389,742	1,672,495

Cajamarquilla	92,494	—	719,698	812,192

Três Marias system (iii)	—	—	571,277	571,277
Aripuanã	—	—	67,337	67,337
Juiz de Fora	—	—	177,445	177,445
	670,774	704,473	1,925,499	3,300,746

(i)	Includes exploration assets and development projects with capitalized mining rights and development costs allocated.
(ii)	Represents the lowest level within the Company at which the goodwill generated in the acquisition of NEXA PERU is monitored by the Company's management.
(iii)	Currently Três Marias smelter is integrated with the mining operations of Vazante and Morro Agudo and, therefore, are considered as a single CGU.
(iv)	Corresponds to the fair value of the identifiable intangible assets in the acquisition of NEXA PERU, which are recognized at the consolidated level.

Schedule of key assumptions used in impairment test of CGU

	September 30,	September 30,
	2019	2018
Long-term zinc (USD/t)	2,571	2,517
Discount rate (Brazil)	7.10%	7.13%
Discount rate (Peru)	6.38%	6.30%
Brownfield projects - LOM (years)	from 8 to 13	from 9 to 21
Greenfield projects - LOM (years)	from 12 to 24	from 12 to 24

Schedule of allocation of impairment loss identified at the CGU level

	Carrying amount
	prior to	Impairment	Carrying amount
	impairment loss	loss	after impairment loss
Property, plant and equipment	192,719	(42,683)	150,036
Intangible assets	333,427	(99,450)	233,977
Other net assets	(3,883)	—	(3,883)
	522,263	(142,133)	380,130
Fair value of identifiable assets	318,218	(97,308)	220,910
Other net assets carrying amount	204,045	(44,825)	159,220
	522,263	(142,133)	380,130

Schedule of estimated amount by which the value assigned to the key assumption must change in order for the CGU recoverable amount to be equal to its carrying amount

	Excess over	Decrease in long term
	carrying	zinc (USD/t)		Increase in discount rate
Cash generating unit	amount	Change	Price	Change	Rate
Cerro Lindo	625,998	(17)%	2,143	116%	13.80%
Cajamarquilla	341,815	(9)%	2,343	31%	8.40%
Três Marias system	248,869	(8)%	2,730	65%	11.70%
Juiz de fora	381,076	(25)%	1,920	142%	17.20%
Aripuanã	515,807	(32)%	1,748	167%	19.00%
Goodwill – Mining Peru	47,709	(1)%	2,538	6%	6.80%